VDV-Q1

Quarterly Report
March 31, 2026
MFS®  New Discovery
Value Portfolio

MFS® Variable Insurance Trust III

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 1.6%
Ducommun, Inc. (a)	258	$31,476
Hexcel Corp.	3,058	247,484
Mirion Technologies, Inc. (a)	9,724	180,769
Standard Aero, Inc. (a)	9,186	237,275
		$697,004
Apparel, Footwear, & Accessories – 0.9%
Columbia Sportswear Co.	3,654	$200,276
Wolverine World Wide, Inc.	10,477	170,984
		$371,260
Auto & Auto Components – 2.6%
Atmus Filtration Technologies, Inc.	7,628	$433,042
Goodyear Tire & Rubber Co. (a)	29,959	198,628
Group 1 Automotive, Inc.	591	195,402
Visteon Corp.	3,266	297,565
		$1,124,637
Brokerage & Asset Managers – 0.5%
P10, Inc.	31,797	$230,846
Chemicals – 4.6%
Ashland, Inc.	8,079	$449,273
Avient Corp.	11,263	408,847
Chemours Co.	11,478	252,860
Element Solutions, Inc.	15,915	543,338
Quaker Chemical Corp.	2,634	327,222
		$1,981,540
Construction – 2.6%
Independence Realty Trust, Inc., REIT	26,883	$400,288
M/I Homes, Inc. (a)	2,944	360,493
Smith Douglas Homes Corp. (a)	3,889	49,779
Taylor Morrison Home Corp. (a)	5,332	310,536
		$1,121,096
Consumer Products – 1.3%
Newell Brands, Inc.	43,253	$148,358
Prestige Consumer Healthcare, Inc. (a)	6,803	403,214
		$551,572
Consumer Services – 1.6%
Adtalem Global Education, Inc. (a)	2,386	$274,987
Grand Canyon Education, Inc. (a)	1,339	227,670
Phoenix Educations Partners, Inc.	5,820	183,097
		$685,754
Containers – 1.0%
Graphic Packaging Holding Co.	6,817	$67,761
Silgan Holdings, Inc.	8,921	346,135
		$413,896
Diversified Financial Services – 2.4%
Bullish (a)(l)	4,454	$159,141
Herc Holdings, Inc.	1,822	181,380
Riot Platforms, Inc. (a)	32,600	402,936

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Diversified Financial Services – continued
SLM Corp.	12,860	$275,333
		$1,018,790
Electrical Equipment – 3.8%
Belden, Inc.	2,051	$235,516
Itron, Inc. (a)	3,059	274,178
nVent Electric PLC	1,945	230,055
Resideo Technologies, Inc. (a)	6,177	208,227
TriMas Corp.	7,529	270,592
Vontier Corp.	11,447	406,025
		$1,624,593
Energy - Independent – 5.8%
Antero Resources Corp. (a)	10,888	$462,087
California Resources Corp.	4,617	319,589
Core Natural Resources, Inc.	2,962	310,210
Matador Resources Co.	7,351	464,436
Peabody Energy Corp.	8,475	279,251
Permian Resources Corp.	19,742	420,899
Viper Energy, Inc., “A”	4,739	222,686
		$2,479,158
Engineering - Construction – 1.6%
Legence Corp., “A” (a)	7,117	$401,826
MYR Group, Inc. (a)	1,002	282,884
		$684,710
Entertainment & Leisure – 1.3%
Brunswick Corp.	3,814	$277,507
Patrick Industries, Inc.	2,505	278,230
		$555,737
Food & Beverages – 0.9%
Nomad Foods Ltd.	25,074	$240,961
Utz Brands, Inc.	16,595	131,433
		$372,394
Forest & Paper Products – 0.3%
International Paper Co.	4,091	$146,049
Hardware, Peripherals, & Assembly – 1.2%
Digi International, Inc. (a)	6,590	$317,638
Insight Enterprises, Inc. (a)	2,733	183,138
		$500,776
Insurance – 3.7%
AXIS Capital Holdings Ltd.	3,400	$344,794
Hanover Insurance Group, Inc.	1,958	339,419
Lincoln National Corp.	9,239	327,985
Selective Insurance Group, Inc.	4,187	315,658
Stewart Information Services Corp.	4,064	250,261
		$1,578,117
Machinery & Tools – 7.1%
Albany International Corp.	7,204	$376,121
Alliance Laundry Holdings, Inc. (a)	10,935	226,792
ESAB Corp.	4,493	434,293
Flowserve Corp.	4,880	358,729
Hayward Holdings, Inc. (a)	24,629	329,536

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Hillman Solutions Corp. (a)	41,110	$342,035
Kadant, Inc.	764	223,355
Terex Corp.	5,802	342,898
Timken Co.	4,094	411,734
		$3,045,493
Media – 0.7%
Nexstar Media Group, Inc.	1,786	$322,962
Medical & Health Technology & Services – 2.0%
Azenta, Inc. (a)	9,011	$190,403
ICON PLC (a)	1,940	214,680
Lumexa Imaging Holdings, Inc. (a)	18,464	158,790
Option Care Health, Inc. (a)	10,623	285,971
		$849,844
Medical Equipment – 3.1%
Billiontoone, Inc., “A” (a)(l)	981	$77,440
Concentra Group Holdings, Inc.	16,412	352,037
Envista Holdings Corp. (a)	11,896	301,802
Integer Holdings Corp. (a)	4,264	375,232
UFP Technologies, Inc. (a)	1,293	250,325
		$1,356,836
Metals & Mining – 1.5%
OR Royalties, Inc.	8,157	$310,129
SSR Mining, Inc. (a)	11,656	342,687
		$652,816
Natural Gas - Pipeline – 1.3%
Plains GP Holdings LP	24,043	$583,764
Non-Global Systemically Important Banks – 16.7%
BancFirst Corp.	2,477	$268,755
Berkshire Hills Bancorp, Inc.	11,980	359,400
Cathay General Bancorp, Inc.	9,892	493,215
Central Banco, Inc.	14,913	357,166
Columbia Banking System, Inc.	18,849	517,028
CVB Financial Corp.	21,575	418,339
East West Bancorp, Inc.	3,138	335,013
Eastern Bankshares, Inc.	23,029	450,447
First Hawaiian, Inc.	19,916	490,730
First Interstate BancSystem, Inc.	15,299	510,987
Hancock Whitney Corp.	7,724	491,169
Popular, Inc.	3,458	463,960
Prosperity Bancshares, Inc.	8,396	564,043
Simmons First National Corp.	10,432	202,903
Texas Capital Bancshares, Inc. (a)	4,431	420,413
UMB Financial Corp.	3,411	384,727
United Community Bank, Inc.	14,374	452,637
		$7,180,932
Oil Services – 1.9%
Expro Group Holdings N.V. (a)	26,203	$456,194
TechnipFMC PLC	5,157	356,504
		$812,698

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals & Biotechnology – 3.4%
ACADIA Pharmaceuticals, Inc. (a)	11,599	$258,194
Collegium Pharmaceutical, Inc. (a)	6,619	218,890
Ionis Pharmaceuticals, Inc. (a)	3,425	257,183
Ligand Pharmaceuticals, Inc. (a)	2,072	413,675
Mirum Pharmaceuticals, Inc. (a)	3,231	298,480
		$1,446,422
Real Estate – 5.1%
Acadia Realty Trust, REIT	19,159	$366,320
Cushman & Wakefield Ltd. (a)	20,100	246,426
Essential Properties Realty Trust, REIT	13,787	418,573
Four Corners Property Trust, Inc., REIT	11,862	280,536
Janus Living, Inc., “A”, REIT (a)	15,778	371,888
PennyMac Financial Services, Inc.	2,502	218,675
Urban Edge Properties, REIT	15,622	312,128
		$2,214,546
Real Estate - Storage & Office – 2.0%
Cousins Properties, Inc., REIT	13,277	$299,662
Rexford Industrial Realty, Inc., REIT	8,717	285,307
SmartStop Self Storage REIT	9,132	276,517
		$861,486
Restaurants – 0.7%
Chefs' Warehouse, Inc. (a)	4,990	$296,656
Retail & E-commerce – 0.4%
Pet Valu Holdings Ltd.	10,280	$158,069
Semiconductor & Electronic Components – 3.6%
Advanced Energy Industries, Inc.	1,056	$340,782
Bel Fuse, Inc.	1,495	295,980
Formfactor, Inc. (a)	3,267	316,866
Plexus Corp. (a)	1,781	360,724
TTM Technologies, Inc. (a)	2,655	258,650
		$1,573,002
Software – 1.1%
ACI Worldwide, Inc. (a)	8,040	$329,720
nCino, Inc. (a)	8,421	126,147
		$455,867
Telecom Services – 1.0%
EchoStar Corp., “A” (a)	3,652	$427,540
Transportation & Logistics – 1.4%
ArcBest Corp.	1,832	$180,196
Kirby Corp. (a)	2,132	283,300
RXO, Inc. (a)	10,136	148,188
		$611,684
Travel, Gaming, & Lodging – 0.9%
Alaska Air Group, Inc. (a)	4,972	$182,870
Brightstar Lottery PLC	16,245	206,961
		$389,831

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities – 7.1%
Brookfield Infrastructure Corp.	6,888	$272,214
MDU Resources Group, Inc.	10,304	213,499
New Jersey Resources Corp.	8,010	439,909
NorthWestern Corp.	6,548	431,775
ONE Gas, Inc.	4,704	405,155
Portland General Electric Co.	10,084	532,133
Spire, Inc.	5,226	473,162
UGI Corp.	7,755	282,437
		$3,050,284
Total Common Stocks		$42,428,661
Mutual Funds (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 3.71% (v)	654,296	$654,296
Collateral for Securities Loaned – 0.4%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.6% (j)	193,240	$193,240

Other Assets, Less Liabilities – (0.6)%		(270,200)
Net Assets – 100.0%		$43,005,997

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $654,296 and
$42,621,901, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$42,428,661	$—	$—	$42,428,661
Investment Companies	847,536	—	—	847,536
Total	$43,276,197	$—	$—	$43,276,197
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$579,601	$2,815,684	$2,740,946	$(4)	$(39)	$654,296

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,704	$—